Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 USD ($)
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Period that tax losses may be utilized	5 years
Damang | Deferred tax assets recognized
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	$ 28.1	$ 24.9
South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			R 17,942.4	$ 980.5	R 21,218.3	$ 1,246.7
Gross tax losses			1,289.7	70.5	1,481.2	87.0
Gross tax losses not recognised			53.2	2.9	95.4	5.6
International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				568.7		507.0
Gross tax losses				439.6		394.3
Gross tax losses not recognised				308.8		271.0
Gold Fields Operations Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			7,688.5	420.1	9,322.5	547.7
Gross tax losses			619.6	33.9	693.1	40.7
Gross tax losses not recognised			0.0	0.0	0.0	0.0
GFI Joint Venture Holdings (Pty) Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			10,253.9	560.3	11,895.8	698.9
Gross tax losses			616.9	33.7	692.7	40.7
Gross tax losses not recognised			0.0	0.0	0.0	0.0
Gold Fields Holdings Company Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			0.0	0.0	0.0	0.0
Gross tax losses			53.2	2.9	95.4	5.6
Gross tax losses not recognised			R 53.2	2.9	R 95.4	5.6
Exploration entities
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	250.3	219.7
Exploration entities | Expiring between 1 and 2 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	2.2	1.1
Exploration entities | Expiring between 2 and 5 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	4.0	4.0
Exploration entities | Expiring between 5 and 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	1.1	0.7
Exploration entities | Expiring after 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	194.1	171.3
Exploration entities | No expiry
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	48.9	42.6
Exploration entities | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0		0.0
Gross tax losses				250.3		219.7
Gross tax losses not recognised				250.3		219.7
Minera Gold Fields Salares Norte | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				568.7		507.0
Gross tax losses				130.8		123.3
Gross tax losses not recognised				0.0		0.0
Abosso Goldfields Limited | Expiring in 3 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	48.1	51.3
Abosso Goldfields Limited | Expiring in 4 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	$ 10.4	$ 0.0
Abosso Goldfields Limited | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0		0.0
Gross tax losses				28.1		24.9
Gross tax losses not recognised				28.1		24.9
Gold Fields Ghana Limited | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0		0.0
Gross tax losses				30.4		26.4
Gross tax losses not recognised				$ 30.4		$ 26.4